Schedule of Assets (Held at End of Year) (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($) shares
EBP, Schedule of Asset Held for Investment [Line Items]
Plan name	Employee Stock Ownership Plan
EIN	64-0655312
Plan number	001
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Notes receivable from participants, payable semimonthly, Current Value	$ 944,320
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Maturity date	Dec. 31, 2026
Interest rates	5.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Maturity date	Dec. 31, 2031
Interest rates	10.50%
Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 70,796,928
Investment, Identifier [Axis]: American Funds American Fund TD 2025
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	American Funds [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	false
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Current Value	$ 61,863
Investment, Identifier [Axis]: American Funds American Fund TD 2030
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	American Funds [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	false
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Current Value	$ 161,759
Investment, Identifier [Axis]: American Funds American Fund TD 2035
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	American Funds [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	false
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Current Value	$ 197,089
Investment, Identifier [Axis]: American Funds American Fund TD 2040
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	American Funds [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	false
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Current Value	$ 150,809
Investment, Identifier [Axis]: American Funds American Fund TD 2045
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	American Funds [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	false
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Current Value	$ 318,429
Investment, Identifier [Axis]: American Funds American Fund TD 2050
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	American Funds [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	false
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Current Value	$ 50,053
Investment, Identifier [Axis]: American Funds American Fund TD 2055
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	American Funds [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	false
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Current Value	$ 310,101
Investment, Identifier [Axis]: American Funds American Fund TD 2060
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	American Funds [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	false
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Current Value	$ 54,551
Investment, Identifier [Axis]: American Funds American Fund TD 2065
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	American Funds [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	false
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Current Value	$ 102,976
Investment, Identifier [Axis]: BancPlus Corporation common stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	BancPlus Corporation common stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Nonparticipant-Directed [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Current Value, Type [Extensible Enumeration]	EBP, Employer, Common Stock [Member]
Cost	$ 31,721,456
Current Value	$ 105,317,304
Number of shares | shares	1,385,754
Investment, Identifier [Axis]: BankPlus Wealth Management BankPlus Wealth Mgmt Aggressive
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	BankPlus Wealth Management [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Current Value	$ 15,392,715
Investment, Identifier [Axis]: BankPlus Wealth Management BankPlus Wealth Mgmt Cons Growth
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	BankPlus Wealth Management [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Current Value	$ 7,100,100
Investment, Identifier [Axis]: BankPlus Wealth Management BankPlus Wealth Mgmt Conservative
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	BankPlus Wealth Management [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Current Value	$ 1,141,551
Investment, Identifier [Axis]: BankPlus Wealth Management BankPlus Wealth Mgmt Growth
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	BankPlus Wealth Management [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Current Value	$ 14,427,123
Investment, Identifier [Axis]: BankPlus Wealth Management BankPlus Wealth Mgmt Mod Growth
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	BankPlus Wealth Management [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Current Value	$ 7,545,910
Investment, Identifier [Axis]: BlackRock iShares MSCI EAFE Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	BlackRock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	false
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Current Value	$ 770,027
Investment, Identifier [Axis]: Fidelity Fidelity 500 Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	false
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Current Value	$ 8,712,824
Investment, Identifier [Axis]: Goldman Sachs Financial Square Government Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Goldman Sachs [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Nonparticipant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Money Market Mutual Fund [Member]
Cost	$ 739,709
Current Value	$ 739,709
Investment, Identifier [Axis]: Goldman Sachs Goldman Sachs GQG Partners Int'l
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Goldman Sachs [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	false
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Current Value	$ 926,601
Investment, Identifier [Axis]: Invesco Invesco QQQ Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Invesco [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	false
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Current Value	$ 5,743,418
Investment, Identifier [Axis]: JP Morgan JP Morgan Core Plus
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	JP Morgan [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	false
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Current Value	$ 175,960
Investment, Identifier [Axis]: Loomis Sayles Loomis Sayles Investment Grade Bond Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Loomis Sayles [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	false
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Current Value	$ 203,756
Investment, Identifier [Axis]: Neuberger Berman Neuberger Berman Large Cap Value
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Neuberger Berman [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	false
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Current Value	$ 1,547,536
Investment, Identifier [Axis]: PIMCO PIMCO Income Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	PIMCO [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	false
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Current Value	$ 602,174
Investment, Identifier [Axis]: Reliance Trust Reliance MetLife Stable Value
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Reliance Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	false
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
Current Value	$ 2,443,134
Investment, Identifier [Axis]: Vanguard Vanguard Emerging Markets ETF
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	false
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Current Value	$ 503,727
Investment, Identifier [Axis]: Vanguard Vanguard Inflation Protected Securities
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	false
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Current Value	$ 69,389
Investment, Identifier [Axis]: Vanguard Vanguard Mid Cap ETF
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	false
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Current Value	$ 2,386,326
Investment, Identifier [Axis]: Vanguard Vanguard Small Cap ETF
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	false
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Current Value	$ 1,871,870
Investment, Identifier [Axis]: Vanguard Vanguard Total Bond Market ETF
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	false
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Current Value	$ 236,115
Investment, Identifier [Axis]: William Blair William Blair Small-Mid Cap
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	William Blair [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	false
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Current Value	$ 32,176